Leases (Tables)	12 Months Ended
Jun. 30, 2020
Leases [abstract]
Schedule of amounts relating to leases
	Years Ended June 30,
Right-of-use assets	2020	2019	2018
Right-of-use assets	31,866	-	-
Lease liabilities			-
Current	32,879	-	-
Non-current	868	-	-
	33,747	-	-

Schedule of amounts recognized in profit or loss relating leases

The statement of profit or loss shows the following amounts relating to leases:

	Years Ended June 30,
Depreciation charge of right-of-use assets	2020	2019	2018
Right-of-use assets	86,439	-	-
Interest expense	3,877	-	-
Expenses relating to short-term leases (included in general and administration expenses)	46,913	-	-
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	25,844	-	-